JP Morgan Access Multi-Strategy Fund, LLC

270 PARK AVENUE

NEW YORK, NEW YORK 10017

VIA EDGAR

October 10, 2014

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Filing Desk

Re: JP Morgan Access Multi-Strategy Fund, LLC (File No. 811-21552) (the “Fund”)

Ladies and Gentlemen:

We hereby submit via EDGAR amendments to the Fund’s registration statement on Form N-2. This amendment is being filed to respond to comments provided by the staff of the SEC (the “Staff”) regarding the Fund’s most recent registration statement filing on June 2, 2014 and to update certain other disclosure. In those comments, the staff requested that the Fund include additional disclosure regarding the structure of, and the method used to determine, the compensation of the Fund’s portfolio managers. In addition to including the requested disclosure, the Fund has made other updates, including updates to the fee table and updates to the information contained in Appendix A: Additional Disclosure.

If you have any questions, please call me at (212) 648-0919.

Very truly yours,

/s/ Carmine Lekstutis

Carmine Lekstutis

Assistant Secretary